Expense Example	Feb. 28, 2026 USD ($)
PRIMECAP Odyssey Stock Fund Series | PRIMECAP Odyssey Stock Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
PRIMECAP Odyssey Growth Fund Series | PRIMECAP Odyssey Growth Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
PRIMECAP Odyssey Aggressive Growth Fund Series | PRIMECAP Odyssey Aggressive Growth Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 822